Loss Before Income Tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure Of Loss Before Income Tax [Abstract]
Research and development tax incentive income	$ 3,506	$ 0	$ 0
Tax incentive income, current	$ 1,200	1,100	1,200
Tax incentive income		$ 0	$ 0